Significant Accounting policies, Critical Accounting Estimates and Assumptions (Details) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Oct. 31, 2018 USD ($) Swap	Sep. 01, 2017 USD ($)	Apr. 30, 2017 USD ($)
Provision for Bad Debt [Abstract]
Bad debt provision	$ 4,486		$ 41,860		$ 2,599
Foreign currency risk [Abstract]
Foreign currency hedging transactions			$ 0		0
Interest rate risk [Abstract]
Number of interest rate swaps | Swap			4
Detailed information about borrowings [Abstract]
Borrowings			$ 4,845,880		1,561,536
Current borrowings			$ 3,702		71,184
Bottom of Range [Member]
Detailed information about borrowings [Abstract]
Onerous lease provisions expected maturity period			12 months
Top of Range [Member]
Detailed information about borrowings [Abstract]
Onerous lease provisions expected maturity period			9 years
Trade Receivables [Member]
Provision for Bad Debt [Abstract]
Debtors written off as uncollectable	2,000	$ 2,000
Period of increase in debtor ageing DSO days			94 days
Bad debt provision			$ 41,860
Trade receivables			$ 1,089,600
Percentage of assumption for largest invoices by value			15.00%
Percentage of collection rate			15.00%
Percentage of largest invoice by value, condition 1			10.00%
Increase in provision recognized, if percentage of largest invoice by value is 10%			$ 17,000
Percentage of largest invoice by value, condition 2			20.00%
Decrease in provision recognized, if percentage of largest invoice by value is 20%			$ 10,000
Percentage of largest invoice by value, condition 3			30.00%
Decrease in provision recognized, if percentage of largest invoice by value is 30%			$ 23,000
Trade Receivables [Member] | Bottom of Range [Member]
Provision for Bad Debt [Abstract]
Period of invoice age in estimating collection			90 days
HPE Software Business [Member]
Provision for Bad Debt [Abstract]
Bad debt provision			$ 21,500
Business Combination [Abstract]
Acquired intangibles				$ 6,539,825
HPE Software Business [Member] | Customer Relationships [Member]
Business Combination [Abstract]
Acquired intangibles			4,480,000
HPE Software Business [Member] | Technology [Member]
Business Combination [Abstract]
Acquired intangibles			1,810,000
Senior Secured Debt Facilities [Member]
Detailed information about borrowings [Abstract]
Borrowings	1,787,300		4,996,900		1,595,200
Current borrowings	287,800		50,300		83,800
Revolving Credit Facility [Member]
Detailed information about borrowings [Abstract]
Current borrowings	$ 225,000		$ 0		$ 80,000